OTHER PAYABLES AND ACCRUALS (Details)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Other Liabilities [Line Items]
Other payables and accruals	¥ 1,019,420,371	$ 146,827,075	¥ 898,173,587
Payables For Purchase Of Property Plant And Equipment [Member]
Other Liabilities [Line Items]
Other payables and accruals	410,326,566		323,124,629
Freight Payables [Member]
Other Liabilities [Line Items]
Other payables and accruals	208,186,310		142,678,891
Value -Added Tax And Other Tax Payable [Member]
Other Liabilities [Line Items]
Other payables and accruals	84,469,920		73,936,622
Accrued Warranty Cost [Member]
Other Liabilities [Line Items]
Other payables and accruals	64,045,947		88,911,062
Accrued Utilities Rentals And Interest [Member]
Other Liabilities [Line Items]
Other payables and accruals	36,748,524		52,704,521
Government Grants Related To Assets [Member]
Other Liabilities [Line Items]
Other payables and accruals	21,436,902		39,359,068
Contracted Labor Fee [Member]
Other Liabilities [Line Items]
Other payables and accruals	25,873,505		37,451,104
Countervailing and anti-dumping duty [Member]
Other Liabilities [Line Items]
Other payables and accruals	15,033,545		30,052,841
Accrued Professional Service Fees [Member]
Other Liabilities [Line Items]
Other payables and accruals	11,378,367		17,283,935
Commission payables [Member]
Other Liabilities [Line Items]
Other payables and accruals	1,125,092		17,106,323
Deposits [Member]
Other Liabilities [Line Items]
Other payables and accruals	0		7,409,000
Insurance premium payables [Member]
Other Liabilities [Line Items]
Other payables and accruals	735,408		2,557,415
Public offering issuance cost [Member]
Other Liabilities [Line Items]
Other payables and accruals	2,328,174		2,328,174
Others [Member]
Other Liabilities [Line Items]
Other payables and accruals	78,178,444		63,270,002
Sale Lease Back Payable [Member]
Other Liabilities [Line Items]
Other payables and accruals	¥ 59,553,667